Quarterly Holdings Report
for

Fidelity® Ohio Municipal Income Fund

September 30, 2020

OFR-QTLY-1120
1.807742.116

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 94.3%
	Principal Amount	Value
Guam - 0.4%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
6.25% 10/1/34 (a)	$900,000	$955,908
6.375% 10/1/43 (a)	735,000	777,027
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/23 (FSA Insured)	1,000,000	1,079,190

TOTAL GUAM		2,812,125

Ohio - 93.9%
Akron Bath Copley Hosp. District Rev.:
(Children's Hosp. Med. Ctr. Proj.) Series 2012:
5% 11/15/22	1,000,000	1,071,740
5% 11/15/23	3,245,000	3,476,174
(Summa Health Sys.) Series 2016, 5% 11/15/25	1,000,000	1,189,540
Series 2016:
5% 11/15/22	2,020,000	2,195,498
5% 11/15/23	1,000,000	1,124,730
5% 11/15/26	535,000	650,619
5.25% 11/15/32	1,000,000	1,200,870
5.25% 11/15/34	1,500,000	1,791,255
5.25% 11/15/41	10,545,000	12,374,229
5.25% 11/15/46	2,650,000	3,089,503
Allen County Hosp. Facilities Rev.:
(Mercy Health) Series 2017 A:
4% 8/1/36	5,000,000	5,651,100
5% 8/1/42	4,175,000	5,031,501
Series 2020 A:
4% 12/1/40	7,000,000	8,051,890
5% 12/1/35	750,000	963,750
American Muni. Pwr., Inc. Rev.:
(Greenup Hydroelectric Proj.) Series 2016 A, 5% 2/15/41	3,005,000	3,518,885
(Prairie State Energy Campus Proj.) Series 2015:
5% 2/15/28	3,995,000	4,553,341
5% 2/15/42	3,000,000	3,335,490
Bonds:
(Combined Hydroelectric Proj.) Series 2018, 2.25%, tender 8/15/21 (b)	7,000,000	7,037,587
Series 2019 A, 2.3%, tender 2/15/22 (b)	6,000,000	6,076,020
Beavercreek City School District Series 2015, 5% 12/1/29 (Pre-Refunded to 12/1/24 @ 100)	1,500,000	1,795,635
Bowling Green Univ. Gen. Receipts Series 2016 A, 5% 6/1/42	1,000,000	1,142,600
Buckeye Tobacco Settlement Fing. Auth. Series 2020 A2:
4% 6/1/37	2,000,000	2,349,040
4% 6/1/38	1,000,000	1,169,380
4% 6/1/39	1,000,000	1,165,380
4% 6/1/48	5,750,000	6,284,635
5% 6/1/27	1,000,000	1,255,770
5% 6/1/35	2,000,000	2,576,380
5% 6/1/36	2,000,000	2,561,900
Butler County Hosp. Facilities Rev.:
(Kettering Health Network Obligated Group Proj.) Series 2011, 6.375% 4/1/36	5,030,000	5,143,980
Series 2016 X, 5% 5/15/32	3,950,000	5,390,407
Chillicothe Hosp. Facilities Rev. (Adena Health Sys. Oblig. Group Proj.) Series 2017, 5% 12/1/47	8,535,000	9,951,810
Cincinnati City School District Ctfs. of Prtn. (Cincinnati City School District School Impt. Proj.) Series 2014, 5% 12/15/26	4,000,000	4,729,320
Cincinnati Gen. Oblig. Series 2015, 5.25% 12/1/29 (Pre-Refunded to 6/1/25 @ 100)	4,285,000	5,275,563
Cleveland Arpt. Sys. Rev.:
Series 2018 A:
5% 1/1/22 (a)	2,550,000	2,673,471
5% 1/1/43 (FSA Insured) (a)	1,750,000	2,030,735
5% 1/1/48 (FSA Insured) (a)	3,000,000	3,454,620
Series 2019 B:
5% 1/1/22 (a)	1,000,000	1,048,420
5% 1/1/23 (a)	1,200,000	1,307,292
5% 1/1/24 (a)	1,200,000	1,352,112
5% 1/1/25 (a)	1,125,000	1,306,395
5% 1/1/26 (a)	710,000	845,567
5% 1/1/27 (a)	350,000	424,977
Cleveland Gen. Oblig.:
Series 2012:
5% 12/1/25	25,000	27,478
5% 12/1/25 (Pre-Refunded to 12/1/22 @ 100)	2,325,000	2,566,916
Series 2015:
5% 12/1/26	1,500,000	1,832,550
5% 12/1/27	2,000,000	2,435,440
5% 12/1/29	1,250,000	1,517,188
Series C, 5.25% 11/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,885,000	2,178,740
Cleveland Heights & Univ. Heights County School District Series 2014, 4.5% 12/1/47	3,000,000	3,196,110
Cleveland Income Tax Rev. Series 2018 A:
5% 10/1/29	600,000	762,834
5% 10/1/30	420,000	531,027
5% 10/1/31	650,000	815,081
5% 10/1/33	600,000	739,644
5% 10/1/36	700,000	854,518
5% 10/1/39	2,040,000	2,469,869
5% 10/1/43	5,000,000	5,996,950
Cleveland Muni. School District:
Series 2013, 5% 12/1/24	1,255,000	1,381,102
Series 2015 A:
5% 12/1/24	3,725,000	4,187,273
5% 12/1/27	1,750,000	1,963,203
Cleveland Ohio Wtr. Poll. Ctl. Rev. Series 2016:
5% 11/15/34	1,190,000	1,431,963
5% 11/15/35	1,245,000	1,494,697
5% 11/15/36	450,000	539,006
5% 11/15/45	2,000,000	2,362,700
Cleveland Pub. Library Facilities Series 2019 A:
4% 12/1/33	425,000	514,080
4% 12/1/34	370,000	446,153
4% 12/1/35	620,000	744,186
4% 12/1/36	1,400,000	1,673,112
4% 12/1/37	1,115,000	1,327,831
4% 12/1/38	650,000	771,511
Cleveland Pub. Pwr. Sys. Rev.:
Series 2018:
5% 11/15/23 (FSA Insured)	360,000	412,211
5% 11/15/24 (FSA Insured)	475,000	564,523
5% 11/15/25 (FSA Insured)	200,000	245,842
5% 11/15/26 (FSA Insured)	265,000	335,085
5% 11/15/27 (FSA Insured)	220,000	285,239
5% 11/15/28 (FSA Insured)	150,000	195,254
5% 11/15/29 (FSA Insured)	210,000	272,292
5% 11/15/30 (FSA Insured)	530,000	681,151
5% 11/15/32 (FSA Insured)	365,000	463,528
5% 11/15/34 (FSA Insured)	785,000	986,863
5% 11/15/36 (FSA Insured)	1,000,000	1,247,770
5% 11/15/38 (FSA Insured)	830,000	1,029,764
Series 2020 A:
4% 11/15/35 (FSA Insured)	1,000,000	1,185,660
4% 11/15/36 (FSA Insured)	1,000,000	1,171,330
4% 11/15/37 (FSA Insured)	1,000,000	1,162,710
Cleveland State Univ. Gen. Receipts Series 2012:
5% 6/1/24	1,920,000	2,016,864
5% 6/1/25	2,500,000	2,624,600
5% 6/1/26	3,075,000	3,226,813
Cleveland Wtr. Rev.:
Series 2015 Y, 4% 1/1/28	650,000	720,610
Series 2020:
5% 1/1/29	1,100,000	1,466,322
5% 1/1/30	2,000,000	2,724,920
5% 1/1/31	2,250,000	3,045,600
5% 1/1/32	1,000,000	1,345,000
Cleveland-Cuyahoga County Port Auth. Dev. Lease Rev. (Administrative Headquarters Proj.) Series 2013, 5% 7/1/37	3,000,000	4,198,680
Columbus City School District Series 2016 A, 5% 12/1/31	5,000,000	6,143,150
Columbus Gen. Oblig. Series 2014 A, 4% 2/15/28	5,000,000	5,558,650
Cuyahoga County Econ. Dev. Rev.:
(The Cleveland Orchestra Proj.) Series 2019:
5% 1/1/29	325,000	393,660
5% 1/1/30	250,000	303,750
5% 1/1/31	525,000	633,990
5% 1/1/32	500,000	600,205
5% 1/1/33	400,000	477,068
5% 1/1/34	300,000	356,208
5% 1/1/35	500,000	591,890
5% 1/1/36	440,000	518,663
5% 1/1/37	400,000	469,656
5% 1/1/39	1,400,000	1,633,492
5% 1/1/40	1,620,000	1,884,740
Series 2020 D:
5% 12/1/26	4,000,000	5,064,200
5% 12/1/27	2,500,000	3,238,700
Cuyahoga County Gen. Oblig. Series 2012 A, 4% 12/1/27	1,575,000	1,583,867
Cuyahoga County Hosp. Rev. Series 2017:
5% 2/15/26	1,750,000	2,065,053
5% 2/15/27	1,700,000	2,046,494
5% 2/15/28	2,385,000	2,845,090
5% 2/15/30	3,000,000	3,538,410
5% 2/15/31	1,500,000	1,761,075
5% 2/15/32	1,450,000	1,694,427
Dayton Gen. Oblig. Series 2012:
4% 12/1/22	750,000	754,643
4% 12/1/25	1,540,000	1,549,471
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 5.25% 6/15/43	5,000,000	5,223,100
Fairview Park Gen. Oblig. Series 2012:
4% 12/1/23	1,395,000	1,505,735
4% 12/1/24	1,490,000	1,606,220
Franklin County Convention Facilities Auth. (Greater Columbus Convention Ctr. Hotel Expansion Proj.) Series 2019:
5% 12/1/44	2,500,000	2,458,700
5% 12/1/51	5,000,000	4,905,250
Franklin County Convention Facilities Auth. Tax & Lease Rev. Series 2014:
5% 12/1/25	1,250,000	1,486,075
5% 12/1/26	3,045,000	3,602,418
5% 12/1/32 (Pre-Refunded to 12/1/24 @ 100)	5,920,000	7,073,216
Franklin County Hosp. Facilities Rev.:
(Ohiohealth Corp. Proj.) Series 2015, 5% 5/15/40	3,600,000	4,084,812
Bonds (U.S. Health Corp. of Columbus Proj.) Series 2011 B, 5%, tender 5/15/23 (b)	2,635,000	2,936,839
Series 2016 C:
4% 11/1/40	3,000,000	3,370,920
5% 11/1/33	2,610,000	3,168,357
5% 11/1/34	2,155,000	2,610,330
Franklin County Ohio Sales Tax R Series 2018, 5% 6/1/48	5,920,000	7,316,291
Franklin County Rev. (Trinity Health Proj.) Series 2017, 5% 12/1/47	720,000	859,867
Greater Cleveland Reg'l. Transit Auth. Series 2012, 5% 12/1/23	660,000	695,521
Hamilton County Convention Facilities Auth. Rev. Series 2014:
5% 12/1/26	1,000,000	1,080,760
5% 12/1/27	3,825,000	4,115,738
Hamilton County HealthCare Facilities Rev. (The Christ Hosp. Proj.) Series 2012:
5.25% 6/1/24	3,000,000	3,214,740
5.25% 6/1/27	3,000,000	3,195,990
Hamilton County Healthcare Rev. (Life Enriching Cmntys. Proj.) Series 2016:
5% 1/1/31	1,350,000	1,459,674
5% 1/1/36	3,450,000	3,670,386
Hamilton County Hosp. Facilities Rev. Series 2014, 5% 2/1/44	775,000	846,331
Hamilton County Student Hsg. Rev. (Stratford Heights Proj.) Series 2010, 5% 6/1/30 (FSA Insured)	2,500,000	2,509,175
Kent State Univ. Revs.:
Series 2016, 5% 5/1/30	1,125,000	1,334,779
Series 2020 A:
5% 5/1/45	1,250,000	1,533,913
5% 5/1/50	1,700,000	2,072,079
Lake County Hosp. Facilities Rev. Series 2015:
5% 8/15/27	770,000	907,183
5% 8/15/45	11,000,000	12,324,510
Lakewood City School District Series 2014 C, 5% 12/1/25	1,300,000	1,550,432
Lancaster City School District Series 2012, 5% 10/1/49 (Pre-Refunded to 10/1/22 @ 100)	140,000	153,152
Lancaster Port Auth. Gas Rev.:
Bonds Series 2019, 5%, tender 2/1/25 (b)	6,235,000	7,356,489
Series 2019:
5% 2/1/21	285,000	289,334
5% 2/1/22	200,000	212,130
5% 2/1/23	100,000	110,488
5% 8/1/24	655,000	765,459
Miami County Hosp. Facilities Rev. (Kettering Health Network Obligated Group Proj.) Series 2019:
5% 8/1/45	5,500,000	6,608,250
5% 8/1/49	1,750,000	2,090,113
Miami Univ. Series 2012, 4% 9/1/28	2,195,000	2,323,364
Miamisburg City School District Series 2016:
5% 12/1/28	500,000	610,280
5% 12/1/29	300,000	365,484
Middleburg Heights Hosp. Rev. Series 2011, 5.25% 8/1/41	3,000,000	3,127,200
Milford Exempt Village School District Series 2015:
3.5% 12/1/31	500,000	542,445
5% 12/1/28	1,400,000	1,693,426
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013:
5% 2/15/44	4,005,000	4,144,574
5% 2/15/48	3,495,000	3,604,184
North Olmsted City School District Series 2015 A:
5% 12/1/27 (Pre-Refunded to 12/1/23 @ 100)	220,000	253,288
5% 12/1/28 (Pre-Refunded to 12/1/23 @ 100)	365,000	420,228
Ohio Cap. Facilities Lease (Ohio Gen. Oblig. Proj.) Series 2017 A:
5% 10/1/32	1,625,000	2,030,503
5% 10/1/33	1,500,000	1,866,345
5% 10/1/35	1,450,000	1,793,781
5% 10/1/36	1,250,000	1,540,975
5% 10/1/37	1,430,000	1,758,042
Ohio Gen. Oblig. Series 2016 A, 5% 2/1/31	4,255,000	5,145,699
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. Proj.):
Series 1990 B, 6.5% 10/1/20	455,000	455,000
Series 2016, 5% 12/1/40	2,000,000	2,326,100
Series 2019 B:
5% 12/1/37	835,000	1,040,802
5% 12/1/38	1,100,000	1,366,717
5% 12/1/39	775,000	959,985
(Denison Univ. 2015 Proj.) Series 2015:
5% 11/1/28	1,465,000	1,718,723
5% 11/1/29	1,325,000	1,559,061
5% 11/1/30	2,285,000	2,679,094
(Denison Univ., Proj.) Series 2017 B, 5% 11/1/26	1,505,000	1,882,605
(Kenyon College 2015 Proj.) Series 2015, 5% 7/1/41	5,100,000	5,735,919
(Kenyon College 2016 Proj.) Series 2016, 5% 7/1/42	4,000,000	4,588,320
(Kenyon College 2020 Proj.) Series 2020:
5% 7/1/38	2,500,000	3,137,850
5% 7/1/39	2,640,000	3,302,719
(Kenyon College, Oh. Proj.) Series 2017:
4% 7/1/36	400,000	445,684
4% 7/1/37	450,000	499,950
5% 7/1/28	400,000	494,684
5% 7/1/29	735,000	902,066
5% 7/1/30	300,000	365,670
5% 7/1/31	400,000	484,996
5% 7/1/33	650,000	780,423
5% 7/1/35	1,550,000	1,847,166
5% 7/1/42	1,400,000	1,639,120
(The College of Wooster 2018 Proj.) Series 2018:
5% 9/1/33	1,445,000	1,781,396
5% 9/1/45	4,255,000	5,075,747
(Univ. of Dayton 2018 Proj.) Series A, 5% 12/1/48	1,000,000	1,190,910
(Univ. of Dayton Proj.):
Series 2013:
5% 12/1/23	540,000	590,684
5% 12/1/24	585,000	639,095
5% 12/1/25	1,000,000	1,090,600
5% 12/1/26	1,195,000	1,299,825
5% 12/1/27	2,300,000	2,496,167
Series 2018 B:
4% 12/1/33	1,155,000	1,323,769
5% 12/1/21	1,000,000	1,050,710
5% 12/1/23	1,000,000	1,135,460
5% 12/1/25	1,065,000	1,287,841
5% 12/1/27	1,000,000	1,263,620
5% 12/1/29	1,310,000	1,655,054
5% 12/1/31	1,130,000	1,412,218
5% 12/1/35	1,000,000	1,229,140
5% 12/1/36	1,000,000	1,224,680
(Xavier Univ. Proj.) Series 2015 C:
5% 5/1/26	1,000,000	1,181,850
5% 5/1/28	1,000,000	1,165,000
5% 5/1/29	855,000	990,022
5% 5/1/31	1,005,000	1,154,614
Bonds (Case Western Reserve Univ. Proj.) Series 2019 C, 1.625%, tender 12/1/26 (b)	5,000,000	5,136,550
Series 2019, 4% 10/1/49	3,270,000	3,470,615
Ohio Hosp. Facilities Rev.:
Series 2017 A, 5% 1/1/32	2,000,000	2,510,000
Series 2019 B, 4% 1/1/40	3,000,000	3,470,490
Ohio Hosp. Rev.:
Series 2013 A:
5% 1/15/27	5,000,000	5,461,600
5% 1/15/28	720,000	784,562
Series 2016 A, 5% 1/15/41	5,000,000	5,744,450
Series 2020 A, 4% 1/15/50	1,000,000	1,115,460
Series 2020:
4% 11/15/37	1,025,000	1,121,760
4% 11/15/39	1,115,000	1,210,812
4% 11/15/41	1,175,000	1,267,943
5% 11/15/33	1,270,000	1,541,247
5% 11/15/35	1,465,000	1,765,222
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
(Mtg. Backed Securities Prog.) Series 2019 B, 4.5% 3/1/50	6,075,000	6,916,691
(Mtg. Backed Securities Programs) Series 2017 B, 4.5% 3/1/47 (a)	625,000	685,488
Ohio Spl. Oblig.:
(Ohio Gen. Oblig. Proj.) Series 2017 A:
5% 4/1/29	2,535,000	3,187,915
5% 4/1/30	2,250,000	2,815,358
5% 4/1/31	2,000,000	2,490,860
5% 4/1/32	1,115,000	1,377,884
5% 4/1/33	1,850,000	2,275,445
5% 4/1/34	1,000,000	1,226,260
5% 4/1/35	2,395,000	2,928,989
Series 2020 A:
5% 2/1/27	1,325,000	1,680,537
5% 2/1/28	1,865,000	2,409,804
5% 2/1/29	2,875,000	3,793,678
5% 2/1/30	1,045,000	1,407,406
Ohio State Univ. Gen. Receipts:
(Multiyear Debt Issuance Prog.) Series 2020 A:
5% 12/1/26	6,770,000	8,613,471
5% 12/1/27	6,845,000	8,934,231
Series 2013 A:
5% 6/1/28	2,000,000	2,228,800
5% 6/1/38	3,500,000	3,839,115
Series 2020 A, 5% 12/1/28	7,010,000	9,320,075
Ohio Tpk. Commission Tpk. Rev.:
(Infastructure Proj.) Series 2005 A, 0% 2/15/43	10,000,000	5,531,400
(Infrastructure Projs.) Series A3, 0% 2/15/37	400,000	158,716
Ohio Wtr. Dev. Auth. Rev. (Fresh Wtr. Impt. Proj.) Series 2009 B, 5% 12/1/24	1,025,000	1,209,767
Olentangy Local School District Series 2016, 5% 12/1/32	1,275,000	1,552,593
Reynoldsburg City School District Series 2015, 4% 12/1/30	2,375,000	2,686,980
Ross County Hosp. Facilities Rev. (Adena Health Sys. Obligated Group Proj.) Series 2019, 5% 12/1/49	2,000,000	2,390,660
Scioto County Hosp. Facilities Rev. Series 2016:
5% 2/15/24	1,000,000	1,132,610
5% 2/15/28	5,030,000	5,925,692
5% 2/15/30	3,860,000	4,492,422
5% 2/15/32	2,550,000	2,944,154
5% 2/15/33	2,460,000	2,828,606
5% 2/15/34	4,450,000	5,102,815
South-Western City School District Franklin & Pickway County (Intercept) Series 2012, 5% 12/1/36 (Pre-Refunded to 6/1/22 @ 100)	400,000	432,088
Toledo Gen. Oblig. Series 2012 A, 5% 12/1/20	1,635,000	1,647,657
Univ. of Akron Gen. Receipts Series 2016 A:
5% 1/1/23	460,000	504,050
5% 1/1/25	1,025,000	1,202,387
5% 1/1/33	5,000,000	5,875,650
Univ. of Cincinnati Gen. Receipts:
Series 2010 F, 5% 6/1/32	50,000	50,362
Series 2012 C, 4% 6/1/28	2,000,000	2,132,540
Series 2016 A:
5% 6/1/32	745,000	892,287
5% 6/1/33	800,000	954,384
5% 6/1/34	585,000	696,232
Series 2016 C, 5% 6/1/41	2,585,000	3,026,415
Series F, 5% 6/1/32 (Pre-Refunded to 12/1/20 @ 100)	5,000	5,039
Univ. of Toledo Gen. Receipts Series 2018 A:
5% 6/1/26	600,000	733,092
5% 6/1/27	350,000	436,993
Village of Bluffton Hosp. Facilities Blanchard Valley Reg Health Ctr. Series 2017:
4% 12/1/32	1,500,000	1,702,020
5% 12/1/25	1,500,000	1,803,765
5% 12/1/26	1,890,000	2,328,442
5% 12/1/27	1,340,000	1,682,772
5% 12/1/28	1,400,000	1,739,290
5% 12/1/29	825,000	1,019,296
5% 12/1/30	1,700,000	2,082,942
5% 12/1/31	750,000	914,378
Wood County Hosp. Facilities Rev.:
(Hosp. Proj.) Series 2012, 5% 12/1/27	3,500,000	3,638,355
(Wood County Hosp. Assoc. Proj.) Series 2012:
5% 12/1/32	2,000,000	2,051,640
5% 12/1/42	125,000	126,244
Wright State Univ. Gen. Receipts Series 2011 A:
5% 5/1/21	1,080,000	1,101,565
5% 5/1/23	2,665,000	2,717,660

TOTAL OHIO		647,857,764

TOTAL MUNICIPAL BONDS
(Cost $613,627,961)		650,669,889
TOTAL INVESTMENT IN SECURITIES - 94.3%
(Cost $613,627,961)		650,669,889
NET OTHER ASSETS (LIABILITIES) - 5.7%		39,109,199
NET ASSETS - 100%		$689,779,088

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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